Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Valuation Assumptions
The weighted-average assumptions used in the model were as follows:

	2012	2011	2010
Risk-free interest	0.4%	1.1%	1.9%
Expected life (years)	3.4	3.7	4.5
Expected dividend yield	—	—	—
Volatility	32.7%	26.2%	29.5%
Weighted-average Black-Scholes fair value per share at date of grant	$2.84	$1.89	$1.72

Schedule of Share-based Compensation, Stock Options, Activity
The following table presents information related to the Stock Incentive Plan (in thousands, except for share and per share amounts):

	Fiscal Quarter Ended		Three Fiscal Quarters Ended
	October 1, 2013	October 2, 2012	October 1, 2013	October 2, 2012
Outstanding, beginning of period	3,474,398	2,789,212	2,973,168	2,621,017
Granted(1)	—	8,655	538,273	176,850
Exercised	—	—	—	—
Canceled	1,961	129,949	39,004	129,949
Outstanding, end of period	3,472,437	2,667,918	3,472,437	2,667,918
Weighted average fair market value on option grant date	N/A	$1.25	$5.81	$1.21
Stock based compensation expense(2)	$131	$315	$4,065	$921
Capitalized stock based compensation expense	$15	$21	$56	$57
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(1)
The stock options granted in the first three quarters of 2013 included 403,900 awards to two executive officers of which 50% vested at IPO and the remaining vest annually over four years on the anniversary of the grant in equal installments.

(2)
Stock-based compensation expense includes $45,000 related to the Employee Stock Purchase Plan in the third quarter and first three quarters of 2013 and is included in general and administrative expense on the consolidated statements of income. Of the total stock-based compensation recognized in the first three quarters of 2013, $2.0 million related to accelerated vesting of outstanding stock options at the IPO and $1.2 million related to stock options granted at the IPO to 2 executive officers of which 50% were vested at the time of grant.

The tables below summarize the option activity under the Plan:

	Shares	Weighted- Average Exercise Price
Outstanding—December 29, 2009	4,348,407	$4.96
Granted	736,734	5.86
Forfeited	(85,762)	5.04
Exercised	(59,990)	2.46
Cash settled	(4,939,389)	5.13
Outstanding at Merger	—	—
Granted	2,420,861	8.67
Forfeited	—	—
Exercised	—	—
Outstanding—December 28, 2010	2,420,861	8.67
Granted	283,307	8.67
Forfeited	(81,330)	8.67
Exercised	(1,815)	8.67
Outstanding—January 3, 2012	2,621,023	8.67
Granted	516,473	11.27
Forfeited	(164,329)	8.68
Exercised	—	—
Outstanding—January 1, 2013	2,973,167	$9.12

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Years of Contractual Life	Aggregate Intrinsic Value(1) (in thousands)
Outstanding as of January 1, 2013	2,973,167	$9.12	8.10	$8,971
Vested and expected to vest	2,823,099	9.06	8.05	8,656
Exercisable as of January 1, 2013	1,229,341	8.67	7.48	4,261
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(1)	Aggregate intrinsic value represents the amount by which estimated fair value of the Company's stock ($12.13 as of January 1, 2013) exceeds the exercise price of the option as of January 1, 2013.

Schedule of Grants in Period
The table below reflects disclosure as recommended by the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation for stock option grants in the twelve month period preceding the latest consolidated balance sheet presented:

Grant Date	Number of Options Granted	Exercise Price	Common Stock Fair Value Per Share at Grant Date
April 10, 2012	15,868	9.53	9.53
May 14, 2012	152,328	9.53	9.53
September 20, 2012	8,655	10.40	10.40
December 6, 2012	339,622	12.13	12.13

Schedule of Exercise Price Range
The following table summarizes information about stock options outstanding at January 1, 2013:

	Outstanding			Exercisable
Range of Exercise Price	Number of Options	Weighted- Average Remaining Years of Contractual Life	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
$8.67-$12.13	2,973,167	8.10	$9.12	1,229,341	$8.67